Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated other comprehensive loss
Note 24: Accumulated other comprehensive loss

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2019				Pension	Post-retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)
Other comprehensive income (loss), net of taxes	(952)	71	55,438	(1,420)	8,293	6,873	61,430
Balance at end of year	(20,818)	(725)	11,808	(66,312)	(11,050)	(77,362)	(87,097)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2018				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)
Other comprehensive income (loss), net of taxes	(2,317)	43	(27,893)	(3,551)	14,243	10,692	(19,475)
Balance at end of year	(19,866)	(796)	(43,630)	(64,892)	(19,343)	(84,235)	(148,527)

	Unrealized (losses) on translation of net investment in foreign operations	HTM investments	Unrealized gains (losses) on AFS investments	Employee benefit plans
Year ended December 31, 2017				Pension	Post- retirement healthcare	Subtotal - employee benefits plans	Total AOCL
Balance at beginning of year	(20,152)	(979)	(22,680)	(63,232)	(37,637)	(100,869)	(144,680)
Other comprehensive income (loss), net of taxes	2,603	140	6,943	1,891	4,051	5,942	15,628
Balance at end of year	(17,549)	(839)	(15,737)	(61,341)	(33,586)	(94,927)	(129,052)

Net Change of AOCL Components		Year ended
	Line item in the consolidated statements of operations, if any	December 31, 2019	December 31, 2018	December 31, 2017
Net unrealized gains (losses) on translation of net investment in foreign operations adjustments
Foreign currency translation adjustments	N/A	16,200	(13,764)	12,568
Gains (loss) on net investment hedge	N/A	(17,152)	11,447	(9,965)
Net change		(952)	(2,317)	2,603

Held-to-maturity investment adjustments
Amortization of net gains (losses) to net income	Interest income on investments	71	43	140
Net change		71	43	140

Available-for-sale investment adjustments
Gross unrealized gains (losses)	N/A	57,062	(26,793)	11,129
Transfer of realized (gains) losses to net income	Net realized gains (losses) on AFS investments	(1,624)	(1,100)	(4,186)
Net change		55,438	(27,893)	6,943

Employee benefit plans adjustments
Defined benefit pension plan
Net actuarial gain (loss)	N/A	(3,472)	(7,541)	1,472
Net loss (gain) on settlement reclassified to net income	Net other gains (losses)	—	1,554	—
Prior service credit (cost) arising during the year	N/A	—	(212)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,407	2,106	2,247
Change in deferred taxes	N/A	149	(298)	(595)
Amortization of prior service (credit) cost	Non-service employee benefits expense	19	—	—
Foreign currency translation adjustments of related balances	N/A	(523)	840	(1,233)
Net change		(1,420)	(3,551)	1,891

Post-retirement healthcare plan
Net actuarial gain (loss)	N/A	10,014	11,589	1,296
Prior service cost	N/A	(2,369)	—	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	272	2,615	3,514
Amortization of prior service (credit) cost	Non-service employee benefits expense	376	39	(759)
Net change		8,293	14,243	4,051

Other comprehensive income (loss), net of taxes		61,430	(19,475)	15,628